INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - net carrying amount (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Property, plant and equipment
Property, plant and equipment	$ 63,794,675	$ 49,908,325
Office equipment
Property, plant and equipment
Property, plant and equipment	240,206	269,538
Vehicles
Property, plant and equipment
Property, plant and equipment	2,288,951	2,665,074
Equipment and computer software
Property, plant and equipment
Property, plant and equipment	251,002	231,676
Fixture and fittings
Property, plant and equipment
Property, plant and equipment	3,228,224	3,546,919
Machinery and equipment
Property, plant and equipment
Property, plant and equipment	12,400,288	5,811,960
Land and buildings
Property, plant and equipment
Property, plant and equipment	38,509,795	34,240,384
Buildings in progress
Property, plant and equipment
Property, plant and equipment	$ 6,876,209	$ 3,142,774